Investments and interests in other entities (Tables)	12 Months Ended
Dec. 31, 2020
Investments and interests in other entities
Summary of Investment and Interests in Other Entities

(i)   Investments and interests in other entities

Reconciliation of carrying amount:

	2020				2019
	WPensar	Geekie	Bewater	Total	Total
At beginning of the year	3,049	45,525	—	48,574	11,862
Capital contributions	—	4,500	9,670	14,170	14,200
Acquisition from a minority shareholder	—	18,458	—	18,458	27,653
Fair value on investment	—	—	(16)	(16)	—
Loss of changes in ownership	—	—	—	—	319
Share of loss of equity-accounted investees	(150)	559	—	409	(1,800)
Consolidation on the acquisition of control	(2,899)	(69,042)	—	(71,941)	(3,660)
At end of the year	—	—	9,654	9,654	48,574

Percentage of ownership	100.0%	56.06%	14.48%